4. Convertible Debt - Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of convertible debt - related parties
	2013	2012
Secured Revolving Credit Note-Related Party, matures December 31, 2013 (amended), interest rate-5.0% per annum, principal and accrued interest can be converted into units (composed of one share of company stock and a warrant to purchase one share of company stock at 1.5 times the conversion price, exercisable immediately) at any time at the volume-weighted average closing price of the stock for the 20 trading days immediately prior to the conversion date. Warrants expire five years from date of issuance. Outstanding balance was collateralized by all assets.	$–	$646,970

Convertible Unsecured Note-Related Party, matures December 31, 2018, interest rate-5.0% per annum, principal and interest can be converted into units (composed of one share of company stock and a warrant to purchase one share of company stock at 1.5 times the conversion price, exercisable immediately) at any time at the volume-weighted average closing price of the stock for the 20 trading days immediately prior to the conversion date. Warrants expire five years from the date of issuance. Convertible into 2,657,800 common shares at December 31, 2013.	577,328	–

Convertible Debentures-MedBridge Venture Fund –Related Party, net of discount ($1,476,747); matures September 15, 2015; interest rate- 8%; principal and accrued interest are convertible at any time at the holders’ option at conversion price 10% lower than the lowest three day average closing prices of the Company’s common stock starting on July 16, 2013 and ending on September 15, 2013 ($0.0588). The Company also issued warrants to purchase four common shares for each $1 of principal at $0.45 per share, exercisable on any date from the four-year anniversary to the five-year anniversary from the date of the agreement. Convertible into 27,976,190 common shares at December 31, 2013.	168,253	–

Line of credit-MedBridge Development Company, LLC, the line of credit (not to exceed $550,000) remains in effect till March 18, 2015. Letter of credit consists of $50,000 deposit, $300,000 available in monthly installments over 24 months, and $200,000 available at the lender’s discretion. Lender’s fees ($20,000/month) for services are to be paid in shares at the average closing price per calendar quarter minus 10%. Cash advances are to be paid in shares at the average price in the 20-day period preceding effective date of the agreement ($0.1465); plus warrants for one share for each share issued at the respective defined average price, exercisable for 18 months after a two-year lockup period. Convertible into 497,203 common shares at December 31, 2013.	97,500	–

Convertible Revolving Credit Notes to Consultants-mature December 31, 2015, non-interest bearing, principal may be converted into common shares at the election of the holder at any time prior to the maturity date; principal is convertible at 80% of the 20-day volume-weighted average closing price immediately prior to the date of notice of conversion. Convertible into 5,764,034 common shares at December 31, 2013.	1,001,651	793,906

TOTAL CONVERTIBLE DEBT-RELATED PARTY	$1,844,732	$1,440,876

Convertible debt - other
	2013	2012
Convertible Debt-DMBM, net of discount ($79,794); matures on September 15, 2015. Principal and accrued interest are convertible at any time at the holders’ option at a conversion price 10% lower than the lowest three day average closing prices of the Company’s common stock starting on July 16, 2013 and ending on September 15, 2013 ($0.0588). The Company also issued 880,000 warrants to purchase common shares for each $1 advanced at $0.45 per share, exercisable on any date from the four-year anniversary to the five-year anniversary from the date of the agreement. Convertible into 1,471,420 common shares at December 31, 2013.	$6,873	$–

Convertible Promissory Notes-DMBM, issued monthly from November 3, 2011 – April 18, 2013, with one-year maturity, non-interest bearing. Notes issued prior to 2013 are convertible at the lower of $0.21 per share or a discount of 30% from the average common stock closing price for the 14 trading days preceding a conversion notice, and notes issued in 2013 are convertible at the lower of $0.05 per share or a discount of 30% from the average common stock closing price for the 14 trading days preceding a conversion notice. Convertible into 4,201,271 common shares at December 31, 2013	347,650	892,850

Demand Promissory Note–Wonderland Capital, interest rate-6%, unsecured demand note. Convertible into 102,647 common shares at December 31, 2013.	22,297	22,297

Convertible Debenture to Timothy and Thomas, LLC, net of discount ($319,048), matures on January 1, 2020, interest rate-0.35%, principal and accrued interest are convertible at the 15-day volume-weighted average closing price prior to the conversion date. Convertible into 3,946,887 common shares at December 31, 2013.	543,452	872,222

6% Convertible Debentures-mature one year after issuance, interest rate-6%, principal and accrued interest are convertible into common shares in a range of $0.05-$0.261 per share. Convertible into 4,507,757 shares at December 31, 2013.	443,000	338,750

CONVERTIBLE DEBT-OTHER	$1,363,272	$2,126,119